Australia Research and Development Tax Incentive - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Percentage of refundable tax incentive	45.00%		45.00%
Reduction to research and development expenses	$ (368)	$ 1,230	$ 1,237	$ 630
Unrealized foreign currency exchange (gains) losses	31	169	250
Tax incentive receivable	1,218		1,617
Australia [Member]
Operating Loss Carryforwards [Line Items]
Tax incentive receivable	1,218		1,617	630
Percentage of reduction in research and development costs	45.00%		45.00%
Tax Incentive [Member]
Operating Loss Carryforwards [Line Items]
Unrealized foreign currency exchange (gains) losses	$ 31	$ 169	$ 250